Short-Term Investments - Summary of Marketable Securities (Detail) - Government Debentures [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 3,375	$ 3,304
Unrealized gain	83	(49)
Market value	$ 3,458	$ 3,255